Post-Employment Benefits - Summary of Sensitivity Analysis of Significant Actuarial Assumptions (Detail) - Present value of defined benefit obligation [member] - SEK (kr) kr in Billions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, weighted average of total +0.5%	kr (8.3)	kr (8.1)
Discount rate, weighted average of total -0.5%	9.2	9.3
Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, weighted average of total +0.5%	(5.0)	(4.5)
Discount rate, weighted average of total -0.5%	5.4	5.2
US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, weighted average of total +0.5%	(1.0)	(1.1)
Discount rate, weighted average of total -0.5%	1.1	1.2
United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, weighted average of total +0.5%	(1.3)	(1.5)
Discount rate, weighted average of total -0.5%	kr 1.5	kr 1.8